Revenue and Expenses, Revenue by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	$ 44,950	$ 35,779	$ 39,956
Lending-related fees	1,397	1,445	1,381
Other card fees	477	504	514
Total card fees	4,355	4,175	3,544
Mortgage banking	1,383	4,956	3,493
Net gains (losses) from trading activities	2,116	284	1,172
Net gains (losses) from debt securities	151	553	873
Net gains (losses) from equity securities	(806)	6,427	665
Lease income	1,269	996	1,245
Other	969	2,738	2,602
Total noninterest income	28,835	42,713	34,308
Total revenue	73,785	78,492	74,264
Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	5,316	5,475	5,221
Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,004	11,011	9,863
Trailing commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	989	1,200	1,100
Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,242	2,299	2,384
Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,439	2,354	1,865
Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,878	3,671	3,030
Credit card rewards and rebates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other cost of revenue	2,200	1,600	1,300
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	(1,607)	(1,541)	441
Lending-related fees	0	(1)	(1)
Other card fees	0	0	1
Total card fees	0	0	2
Mortgage banking	(1)	(2)	0
Net gains (losses) from trading activities	178	(9)	(40)
Net gains (losses) from debt securities	146	509	867
Net gains (losses) from equity securities	(858)	5,929	691
Lease income	544	281	579
Other	702	2,044	1,336
Total noninterest income	609	10,036	4,916
Total revenue	(998)	8,495	5,357
Corporate [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	5	9
Corporate [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8	1,375	1,651
Corporate [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	(1)	(9)
Corporate [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(110)	(94)	(169)
Corporate [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	1
Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	(436)	(427)	(494)
Lending-related fees	0	0	0
Other card fees	0	0	0
Total card fees	0	0	0
Mortgage banking	0	0	0
Net gains (losses) from trading activities	0	0	0
Net gains (losses) from debt securities	0	0	0
Net gains (losses) from equity securities	0	0	0
Lease income	0	0	0
Other	(1,575)	(1,187)	(931)
Total noninterest income	(1,575)	(1,187)	(931)
Total revenue	(2,011)	(1,614)	(1,425)
Reconciling Items [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	27,044	22,807	23,378
Lending-related fees	129	145	158
Other card fees	477	504	513
Total card fees	4,067	3,930	3,318
Mortgage banking	1,100	4,490	3,224
Net gains (losses) from trading activities	0	0	1
Net gains (losses) from debt securities	0	0	6
Net gains (losses) from equity securities	(5)	(2)	10
Lease income	0	0	0
Other	385	473	1,025
Total noninterest income	8,766	12,070	10,638
Total revenue	35,810	34,877	34,016
Consumer Banking and Lending [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,093	3,045	2,904
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(3)	(11)	(8)
Consumer Banking and Lending [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,590	3,426	2,805
Commercial Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	7,289	4,960	6,134
Lending-related fees	491	532	531
Other card fees	0	0	0
Total card fees	224	196	170
Mortgage banking	0	0	0
Net gains (losses) from trading activities	(6)	0	(4)
Net gains (losses) from debt securities	5	44	0
Net gains (losses) from equity securities	64	132	(147)
Lease income	710	682	646
Other	910	655	518
Total noninterest income	3,631	3,589	3,041
Total revenue	10,920	8,549	9,175
Commercial Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,131	1,285	1,219
Commercial Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	42	10	32
Commercial Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Commercial Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	60	53	76
Commercial Banking [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	224	196	170
Corporate and Investment Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	8,733	7,410	7,509
Lending-related fees	769	761	684
Other card fees	0	0	0
Total card fees	60	45	51
Mortgage banking	296	480	282
Net gains (losses) from trading activities	1,886	272	1,190
Net gains (losses) from debt securities	0	0	0
Net gains (losses) from equity securities	(5)	289	212
Lease income	15	33	20
Other	510	690	556
Total noninterest income	6,509	6,429	6,419
Total revenue	15,242	13,839	13,928
Corporate and Investment Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,068	1,112	1,062
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	107	52	95
Corporate and Investment Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	311	290	315
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,492	2,405	1,952
Corporate and Investment Banking [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	60	45	51
Wealth and Investment Management [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	3,927	2,570	2,988
Lending-related fees	8	8	9
Other card fees	0	0	0
Total card fees	4	4	3
Mortgage banking	(12)	(12)	(13)
Net gains (losses) from trading activities	58	21	25
Net gains (losses) from debt securities	0	0	0
Net gains (losses) from equity securities	(2)	79	(101)
Lease income	0	0	0
Other	37	63	98
Total noninterest income	10,895	11,776	10,225
Total revenue	14,822	14,346	13,213
Wealth and Investment Management [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	24	28	27
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8,847	9,574	8,085
Wealth and Investment Management [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,931	2,010	2,078
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	1	14
Wealth and Investment Management [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	$ 4	$ 4	$ 3